Leases (Future Minimum Revenues on Charters-Out) (Details) - Charters-Out [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016	$ 338,563	$ 429,904
2017	236,278	233,327
2018	144,882	144,882
2019	78,068	78,068
2020	43,766	43,766
Thereafter	134,438	134,438
Net minimum lease payments	$ 975,995	$ 1,064,385
2016, revenue days	7637 days	9430 days
2017, revenue days	4363 days	4212 days
2018, revenue days	2005 days	2005 days
2019, revenue days	933 days	933 days
2020, revenue days	532 days	532 days
Thereafter, revenue days	1570 days	1570 days
Revenue Days	17040 days	18682 days